Going concern (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Net loss	$ 9,925,337	$ 542,938	$ 467,693
Excess of current liabilities over assets	$ 3,405,090